Share capital - Additional Information (Detail) SFr / shares in Units, SFr in Thousands		12 Months Ended
	Jun. 15, 2023 CHF (SFr) SFr / shares shares	Dec. 31, 2023 CHF (SFr) shares SFr / shares	Dec. 31, 2022 CHF (SFr) shares SFr / shares	Dec. 31, 2023 $ / shares	Jun. 15, 2023 $ / shares shares	May 05, 2023 SFr / shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of shares issued	4,688	12,540,439	11,013,813		4,688		10,283,668
Par value per share | SFr / shares	SFr 3.4	SFr 4
Proceeds from capital increase | SFr	SFr 4,995	SFr 5,014	SFr 60
Equity transaction costs | SFr		SFr 494	SFr 223
Stock issued during period shares treasury stock			3,000,000
Number of instruments granted in share-based payment arrangement		7,500
Acquisition milestone share payments | SFr			SFr 4,200
Shares issued during the period for milestone payments			375,500
Milestone payment per share | SFr / shares			SFr 11.2
Number of shares authorised		2,500,000				0.0025
Conditional share capital | SFr		SFr 16,688
Number of shares reserved for issue under options and contracts for sale of shares		4,171,924
Number of share options outstanding in share-based payment arrangement		126,032	185,908
Share combined into one share						400
Pre reverse split ordinary shares issued						5,616,334,800
Post reverse split ordinary shares issued						14,040,837
Par value of each share multiplied						400
Sale of ordinary share	1,200,000				1,200,000
Pre funded warrants ordinary share purchase	300,000				300,000
Warrants ordinary share purchase	1,500,000				1,500,000
Pre funded par value per share | $ / shares					$ 3.329
Additional amount received on share | SFr	SFr 300
Number of shares issued on direct share placement	24,947				24,947
Average price per share | SFr / shares	SFr 4.07
Gross proceeds direct share placement program | SFr	SFr 102
Par value per share on exercise of option | SFr / shares	SFr 4
Retired of fractional share	3,009				3,009
Fractional share issue cost | SFr	SFr 22
Cash gross proceeds from issuance of shares | SFr		SFr 5,116	SFr 7,111
Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement		320,000
Share options [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement		126,032
Warrants [member] | Private Placement [Member]
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement		1,500,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares						SFr 0.01
Top of range [member]
Disclosure of classes of share capital [line items]
Par value per share | SFr / shares						SFr 4
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		(1,500,398)	(3,027,024)				(749,669)
Issuance of treasury shares | SFr			SFr (12,000)
Acquisition milestone share payments | SFr			SFr 1,502
Direct Share Placement Program [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Stock issued during period shares treasury stock		347,145
Stock issued during period shares treasury stock, Share price | $ / shares				$ 20.32
Issuance of treasury shares | SFr		SFr 7,051
Share options [member]
Disclosure of classes of share capital [line items]
Proceeds from capital increase | SFr	SFr 19	SFr 60
Share price | $ / shares				$ 8
Number of shares reserved for issue under options and contracts for sale of shares		264,424
Option Rights [member]
Disclosure of classes of share capital [line items]
Number of shares reserved for issue under options and contracts for sale of shares		3,907,500
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued		14,040,837
Par value per share | SFr / shares		SFr 4